CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	9,997	1,430	12,280	16,171
Share-based compensation	30,828	4,408	61,917	83,695
Foreign currency remeasurement loss (gain)	1	0	(508)	2
Noncash lease expenses	5,778	826	9,685	16,827
Loss from disposal of property and equipment	26	4	895	344
Expected credit loss	(805)	(115)	12,314	12,983
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	0	0		5,761
Changes in operating assets and liabilities:
Accounts receivable	25,200	3,604	(20,576)	(31,170)
Prepaid expenses and other current assets	(18,327)	(2,621)	13,623	30,588
Operating lease right-of-use assets	0	0	(1,446)	(6,782)
Other non-current assets	43	6	(648)	1,411
Accrued expenses and other current liabilities	18,855	2,696	(23,027)	(23,741)
Deferred revenue and customer advances	125,542	17,952	(4,552)	2,564
Operating lease liabilities	(5,396)	(772)	(6,248)	(8,946)
Net cash used in operating activities	37,326	5,337	(139,218)	(212,075)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(1,082,794)	(154,837)	(4,314)	(169,756)
Proceed from maturity of term deposits	1,047,431	149,781	48,962
Disposal of available-for-sale investments		0	0	19,531
Purchase of property and equipment and other assets	(6,862)	(981)	(9,368)	(26,590)
Proceeds from disposal of property and equipment	621	89	314	15,674
Net cash (used in) generated from investing activities	(41,604)	(5,948)	35,594	(161,141)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(3,516)	(503)	(1,070)	(51,393)
Proceeds from exercise of share options	76	11	15	36
Proceed from issuance of Class A and Class B ordinary shares (Note 11)	28,900	4,133	22,388
Net cash (used in) generated from financing activities	25,460	3,641	21,333	(51,357)
Effect of exchange rate changes	(8,878)	(1,270)	9,555	13,376
Net decrease in cash and cash equivalents and restricted cash	12,304	1,760	(72,736)	(411,197)
Cash, cash equivalents and restricted cash at beginning of the year	234,193	33,489	306,929	718,126
Cash, cash equivalents and restricted cash at end of the year	246,497	35,249	234,193	306,929
Non-cash activities
Right-of-use assets obtained in lease term extensions	0	0	359	5,829
(Decrease) Increase of right-of-use assets and operating lease liabilities due to lease modifications	9,013	1,289	832	982
Payables for purchase of property and equipment	2,247	321	2,250	2,802
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	246,448	35,242	234,144	306,929
Restricted cash	49	7	49
Cash, cash equivalents and restricted cash at end of the year	¥ 246,497	$ 35,249	¥ 234,193	¥ 306,929